SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Consolidated equity accounted income	$ 1,088	$ 1,213
Non-FFO items from equity accounted investments	1,284	856
FFO from equity accounted investments	$ 2,372	$ 2,069